Debt - Summary of Changes in Consolidated Debt (Detail) - Financed public works contracts [member] - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure Of Changes In Consolidated Debt [line items]
Changes in total debt: At the beginning of the year	$ 2,258,727,317	$ 1,983,174,088	$ 1,983,174,088
Loans obtained-financing institutions	1,058,854,764	940,509,304	1,292,197,518
Debt payments	(1,027,818,098)	(797,661,890)	(1,151,962,147)
Accrued interest	109,254,054	112,152,039	144,207,950
Interest paid	(123,430,793)	(115,990,121)	(130,989,150)
Foreign exchange	19,895,393	353,932,098	122,099,058
At the end of the year	$ 2,295,482,637	$ 2,476,115,518	$ 2,258,727,317